Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Banks — 5.6%
Bank of America Corp.(1)	1,696,977	$42,220,788
JPMorgan Chase & Co.(1)	438,320	42,359,245
PNC Financial Services Group, Inc. (The)	144,766	15,442,189

		$100,022,222

Beverages — 1.6%
PepsiCo, Inc.	209,107	$28,785,670

		$28,785,670

Biotechnology — 2.2%
Vertex Pharmaceuticals, Inc.(1)(2)	148,788	$40,470,336

		$40,470,336

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)(1)	128,681	$25,473,691

		$25,473,691

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	229,213	$25,121,745

		$25,121,745

Communications Equipment — 1.5%
Cisco Systems, Inc.	583,086	$27,463,351

		$27,463,351

Consumer Finance — 1.4%
American Express Co.(1)	277,468	$25,893,314

		$25,893,314

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.(1)	884,932	$50,865,891

		$50,865,891

Electric Utilities — 1.9%
NextEra Energy, Inc.(1)	120,639	$33,863,367

		$33,863,367

Electrical Equipment — 1.9%
Eaton Corp. PLC(1)	357,894	$33,330,668

		$33,330,668

Entertainment — 1.1%
Netflix, Inc.(2)	40,213	$19,659,331

		$19,659,331

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	84,446	$22,073,340
EastGroup Properties, Inc.	116,618	15,470,544

		$37,543,884

Security	Shares	Value
Food & Staples Retailing — 1.9%
Walmart, Inc.(1)	265,405	$34,343,407

		$34,343,407

Food Products — 1.6%
Mondelez International, Inc., Class A(1)	522,767	$29,008,341

		$29,008,341

Health Care Equipment & Supplies — 6.4%
Abbott Laboratories(1)	446,360	$44,921,670
Boston Scientific Corp.(2)	542,873	20,938,612
Danaher Corp.(1)	241,277	49,172,253

		$115,032,535

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.(1)	120,639	$36,527,076

		$36,527,076

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	261,383	$20,003,641

		$20,003,641

Household Durables — 1.1%
D.R. Horton, Inc.	309,639	$20,485,716

		$20,485,716

Household Products — 2.4%
Procter & Gamble Co. (The)(1)	329,745	$43,236,164

		$43,236,164

Insurance — 2.0%
Progressive Corp. (The)(1)	402,128	$36,328,244

		$36,328,244

Interactive Media & Services — 4.9%
Alphabet, Inc., Class C(1)(2)	32,170	$47,706,823
Facebook, Inc., Class A(1)(2)	156,830	39,783,066

		$87,489,889

Internet & Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)(2)	40,212	$127,258,112

		$127,258,112

IT Services — 5.9%
Accenture PLC, Class A(1)	188,998	$42,482,970
GoDaddy, Inc., Class A(2)	249,319	17,522,139
Visa, Inc., Class A(1)	245,299	46,704,930

		$106,710,039

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	52,260	$21,633,027

		$21,633,027

Machinery — 2.0%
Caterpillar, Inc.(1)	104,344	$13,865,231
PACCAR, Inc.	253,702	21,584,966

		$35,450,197

Metals & Mining — 2.7%
Franco-Nevada Corp.	176,936	$28,283,219
Rio Tinto PLC ADR	333,767	20,373,138

		$48,656,357

Security	Shares	Value
Multi-Utilities — 1.1%
Sempra Energy	156,830	$19,519,062

		$19,519,062

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	213,128	$17,889,964
ConocoPhillips	237,256	8,871,002
EOG Resources, Inc.	213,129	9,985,094
Phillips 66	128,681	7,980,795

		$44,726,855

Pharmaceuticals — 3.4%
Sanofi	269,426	$28,288,951
Zoetis, Inc.	213,128	32,327,255

		$60,616,206

Road & Rail — 1.9%
CSX Corp.(1)	466,469	$33,277,899

		$33,277,899

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.(1)	764,043	$36,467,772
Texas Instruments, Inc.(1)	273,447	34,878,165

		$71,345,937

Software — 9.2%
Intuit, Inc.	100,533	$30,800,295
Microsoft Corp.(1)	659,490	135,202,045

		$166,002,340

Specialty Retail — 3.1%
Best Buy Co., Inc.(1)	164,872	$16,419,602
Lowe’s Cos., Inc.(1)	269,426	40,120,226

		$56,539,828

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.(1)	285,511	$121,353,596

		$121,353,596

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	317,681	$31,008,842

		$31,008,842

Total Common Stocks (identified cost $1,192,321,713)		$1,815,046,780

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	5,086,367	$5,085,858

Total Short-Term Investments (identified cost $5,085,858)		$5,085,858

Total Investments — 101.1% (identified cost $1,197,407,571)		$1,820,132,638

Total Written Call Options — (1.1)% (premiums received $18,770,447)		$(20,621,513)

Other Assets, Less Liabilities — 0.0%(4)		$520,115

Net Assets — 100.0%		$1,800,031,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(4)	Amount is less than 0.05%.

Written Call Options — (1.1)%

Exchange-Traded Options — (1.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	220	$71,964,640	$3,200	8/3/20	$(1,596,100)
S&P 500 Index	220	71,964,640	3,200	8/5/20	(1,724,800)
S&P 500 Index	221	72,291,752	3,200	8/7/20	(1,813,305)
S&P 500 Index	221	72,291,752	3,200	8/10/20	(1,899,495)
S&P 500 Index	221	72,291,752	3,230	8/12/20	(1,488,435)
S&P 500 Index	220	71,964,640	3,215	8/14/20	(1,824,900)
S&P 500 Index	219	71,637,528	3,225	8/17/20	(1,724,625)
S&P 500 Index	219	71,637,528	3,250	8/19/20	(1,420,215)
S&P 500 Index	218	71,310,416	3,225	8/21/20	(1,909,680)
S&P 500 Index	218	71,310,416	3,225	8/24/20	(1,947,830)
S&P 500 Index	218	71,310,416	3,225	8/26/20	(2,026,310)
S&P 500 Index	218	71,310,416	3,275	8/28/20	(1,245,818)

Total					$(20,621,513)

Abbreviations:

ADR	-	American Depositary Receipt

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $5,085,858, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,233,398	$373,266,308	$(383,401,349)	$(11,878)	$(621)	$5,085,858	$186,393	5,086,367

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$158,015,111	$—		$—	$158,015,111
Consumer Discretionary	255,296,139	—		—	255,296,139
Consumer Staples	135,373,582	—		—	135,373,582
Energy	44,726,855	—		—	44,726,855
Financials	187,717,471	—		—	187,717,471
Health Care	245,990,229	28,288,951		—	274,279,180
Industrials	127,180,509	—		—	127,180,509
Information Technology	492,875,263	—		—	492,875,263
Materials	48,656,357	—		—	48,656,357
Real Estate	37,543,884	—		—	37,543,884
Utilities	53,382,429	—		—	53,382,429
Total Common Stocks	$1,786,757,829	$28,288,951	*	$—	$1,815,046,780
Short-Term Investments	$—	$5,085,858		$—	$5,085,858
Total Investments	$1,786,757,829	$33,374,809		$—	$1,820,132,638

Liability Description
Written Call Options	$(20,621,513)	$—		$—	$(20,621,513)
Total	$(20,621,513)	$—		$—	$(20,621,513)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.